Document And Entity Information	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	MANPOWERGROUP INC.
Entity Central Index Key	0000871763
Entity Emerging Growth Company	false
Entity File Number	1-10686
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-1672779
Entity Address, Address Line One	100 Manpower Place
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	(414)
Local Phone Number	961-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	MAN
Security Exchange Name	NYSE